CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Intangible assets	$ 2,782.0	$ 2,590.1
Goodwill	2,338.3	2,127.7
Property, plant and equipment	697.8	549.5
Right-of-use assets	763.4	524.3
Non-current financial assets	70.7	62.0
Defined benefit pension assets	20.8	11.7
Other non-current assets	3.3	4.1
Deferred tax assets	84.1	67.6
TOTAL NON-CURRENT ASSETS	6,760.4	5,937.0
CURRENT ASSETS
Inventories	1,622.1	1,223.3
Accounts receivable, net	809.3	666.9
Prepaid expenses and other assets	200.0	213.2
Current tax assets	20.3	10.3
Cash and cash equivalents	652.3	345.4
TOTAL CURRENT ASSETS	3,304.0	2,459.1
TOTAL ASSETS	10,064.4	8,396.1
EQUITY
Share capital	18.6	18.4
Share premium	3,251.2	3,189.1
Capital reserve	2,789.2	2,789.2
Cash flow hedge reserve	(43.4)	19.6
Accumulated deficit and other	(213.6)	(1,017.0)
Equity attributable to equity holders of the parent company	5,802.0	4,999.3
Non-controlling interests	18.9	9.1
TOTAL EQUITY	5,820.9	5,008.4
NON-CURRENT LIABILITIES
Non-current borrowings	792.3	790.8
Non-current lease liabilities	660.9	439.0
Defined benefit pension liabilities	33.9	30.0
Other non-current liabilities	7.2	15.5
Non-current provisions	16.0	5.9
Non-current tax liabilities	4.5	4.9
Deferred tax liabilities	519.5	487.4
TOTAL NON-CURRENT LIABILITIES	2,034.3	1,773.5
CURRENT LIABILITIES
Other borrowings	142.8	136.5
Current lease liabilities	157.1	116.9
Accounts payable	769.8	549.0
Other current liabilities	1,002.8	747.7
Current provisions	41.7	33.7
Current tax liabilities	95.0	30.4
TOTAL CURRENT LIABILITIES	2,209.2	1,614.2
TOTAL LIABILITIES	4,243.5	3,387.7
TOTAL SHAREHOLDERS’ EQUITY AND LIABILITIES	$ 10,064.4	$ 8,396.1